Equity - Summary of risk weighted assets capital ratio (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Risk Weighted Assets Capital Ratio [Line Items]
Total eligible capital	$ 195,806	$ 287,196
Total risk weighted assets	$ 959,241	$ 1,177,296
Capital adequacy ratio (in percentage)	20.41%	24.39%